Debt, Cash and Cash Equivalents - Summary of Market Value of Net Debt (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Market value	€ 23,560	€ 24,568
At market value
Disclosure of detailed information about borrowings [Line Items]
Market value	9,126	16,370
Value on redemption
Disclosure of detailed information about borrowings [Line Items]
Market value	23,613	24,647
Value on redemption	€ 7,733	€ 15,186